Share Based Payment (Details) - Schedule of company's grants under the Plan $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) ₪ / shares shares
October 2, 2019 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	6,737
Fair value at the date of grant (in Dollars) | $	$ 189	[1]
Risk free interest	0.72%
Expected term	3 years
Volatility	81.33%	[2]
October 2, 2019 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 0.8
October 2, 2019 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 162.48
February 25, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	13,171	[3]
Fair value at the date of grant (in Dollars) | $	$ 27	[1],[3]
Expected term	3 years
Volatility		[3]
February 25, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 0.04	[3]
May 26, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	7,672	[3]
Fair value at the date of grant (in Dollars) | $	$ 10	[1],[3]
Expected term	3 years
Volatility		[3]
May 26, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 0	[3]
August 2, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	1,282,250
Fair value at the date of grant (in Dollars) | $	$ 1,341	[1]
August 2, 2020 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 0
Risk free interest	0.16%
Expected term	3 years
Volatility	99.89%	[2]
August 2, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 6.04
Risk free interest	0.71%
Expected term	10 years
Volatility	109.54%	[2]
August 30, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	7,500
Fair value at the date of grant (in Dollars) | $	$ 5	[1]
Risk free interest	0.74%
Expected term	10 years
Volatility	99.08%	[2]
August 30, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 5.23
September 15, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	911,250
Fair value at the date of grant (in Dollars) | $	$ 483	[1]
September 15, 2020 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Risk free interest	0.07%
Expected term	1 year 6 months
Volatility	98.66%	[2]
September 15, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 6.04
Risk free interest	0.82%
Expected term	10 years
Volatility	120.99%	[2]
December 23, 2020 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	10,560	[3]
Fair value at the date of grant (in Dollars) | $	$ 13	[1],[3]
Expected term	3 years
Volatility		[3]
December 23, 2020 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 0	[3]
March 7, 2021 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	298,755
Fair value at the date of grant (in Dollars) | $	$ 267	[1]
Risk free interest	1.27%
Expected term	10 years
Volatility	97.59%
March 7, 2021 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 6.27
April 13, 2021 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	110,000
Fair value at the date of grant (in Dollars) | $	$ 94	[1]
Volatility	97.42%
April 13, 2021 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Risk free interest	0.50%
Expected term	5 years
April 13, 2021 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 5.2
Risk free interest	1.18%
Expected term	10 years
August 25, 2021 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	1,657,572
Fair value at the date of grant (in Dollars) | $	$ 1,117	[1]
August 25, 2021 [Member] | Minimum [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Risk free interest	0.17%
Expected term	3 years
Volatility	94.98%
August 25, 2021 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 4
Risk free interest	1.14%
Expected term	10 years
Volatility	106.19%
September 19, 2021 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	483,750
Fair value at the date of grant (in Dollars) | $	$ 291	[1]
Risk free interest	1.24%
Expected term	10 years
Volatility	94.56%
September 19, 2021 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 4.6
October 6, 2021 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	12,500
Fair value at the date of grant (in Dollars) | $	$ 8	[1]
Risk free interest	0.17%
Expected term	3 years
Volatility	106.19%
October 6, 2021 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 4
October 17, 2021 [Member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Options amount (in Shares) | shares	12,500
Fair value at the date of grant (in Dollars) | $	$ 8	[1]
Risk free interest	0.17%
Expected term	3 years
Volatility	106.19%
October 17, 2021 [Member] | Top of range [member]
Share Based Payment (Details) - Schedule of company's grants under the Plan [Line Items]
Exercise price (in New Shekels per share)	$ 4

[1]	The early exercise multiple used for the fair value calculations for grants during 2021, 2020 and 2019 is 2.5 for each offeree.
[2]	Volatility is based on volatility data of the traded share price of the Company.
[3]	Fully vested at grant date, calculated according to the intrinsic value at the date of grant.